Note 5 - Loans, Net of Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Point-of-sale loans and leases	$2,538,917	$2,220,894	$1,610,336
Commercial real estate mortgages	807,828	710,369	782,274
Commercial real estate loans	11,996	13,165	14,065
Public sector and other financing	46,350	35,452	35,529
	3,405,091	2,979,880	2,442,204

Allowance for credit losses	(2,526)	(1,904)	(1,533)
Accrued interest	16,890	14,702	9,605

Total loans, net of allowance for credit losses	$3,419,455	$2,992,678	$2,450,276

Disclosure of loans by lending asset category [text block]
	As at April 30, 2023				As at October 31, 2022
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$2,527,006	$7,481	$4,430	$2,538,917	$2,215,388	$5,227	$279	$2,220,894
ECL allowance	627	-	-	627	545	-	-	545
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$741,980	$50,937	$14,911	$807,828	$599,113	$111,256	$-	$710,369
ECL allowance	1,647	120	-	1,767	1,150	137	-	1,287
EL %	0.22%	0.24%	0.00%	0.22%	0.19%	0.12%	0.00%	0.18%
Commercial real estate loans	$11,996	$-	$-	$11,996	$13,165	$-	$-	$13,165
ECL allowance	59	-	-	59	54	-	-	54
EL %	0.49%	0.00%	0.00%	0.49%	0.41%	0.00%	0.00%	0.41%
Public sector and other financing	$46,178	$172	$-	$46,350	$35,273	$179	$-	$35,452
ECL allowance	70	3	-	73	17	1	-	18
EL %	0.15%	1.74%	0.00%	0.16%	0.05%	0.56%	0.00%	0.05%
Total loans	$3,327,160	$58,590	$19,341	$3,405,091	$2,862,939	$116,662	$279	$2,979,880
Total ECL allowance	2,403	123	-	2,526	1,766	138	-	1,904
Total EL %	0.07%	0.21%	0.00%	0.07%	0.06%	0.12%	0.00%	0.06%
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$583	$-	$-	$583
Transfer in (out) to Stage 1	32	(32)	-	-
Transfer in (out) to Stage 2	(118)	118	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	130	(86)	-	44
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	44	-	-	44
Write-offs	-	-	-	-
Recoveies	-	-	-	-
Balance at end of period	$627	$-	$-	$627

Commercial real estate mortgages
Balance at beginning of period	$1,517	$74	$-	$1,591
Transfer in (out) to Stage 1	17	(17)	-	-
Transfer in (out) to Stage 2	(88)	88	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	159	(7)	(13)	139
Loan originations	63	-	-	63
Derecognitions and maturities	(21)	(5)	-	(26)
Provision for (recovery of) credit losses	130	46	-	176
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,647	$120	$-	$1,767

Commercial real estate loans
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	-	-	2
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2	-	-	2
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$59	$-	$-	$59

Public sector and other financing
Balance at beginning of period	$55	$3	$-	$58
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(1)	-	-	(1)
Loan originations	16	-	-	16
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	15	-	-	15
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$70	$3	$-	$73

Total balance at end of period	$2,403	$123	$-	$2,526
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$370	$-	$-	$370
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(27)	27	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	62	(13)	-	49
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	49	-	-	49
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$419	$-	$-	$419

Commercial real estate mortgages
Balance at beginning of period	$949	$96	$-	$1,045
Transfer in (out) to Stage 1	8	(8)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(69)	13	-	(56)
Loan originations	80	-	-	80
Derecognitions and maturities	(20)	-	-	(20)
Provision for (recovery of) credit losses	(1)	5	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$948	$101	$-	$1,049

Commercial real estate loans
Balance at beginning of period	$36	$-	$-	$36
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	4	-	-	4
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	-	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Public sector and other financing
Balance at beginning of period	$4	$-	$-	$4
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	20	1	-	21
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	20	1	-	21
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$24	$1	$-	$25

Total balance at end of period	$1,431	$102	$-	$1,533
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	70	(70)	-	-
Transfer in (out) to Stage 2	(172)	172	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	184	(102)	-	82
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	82	-	-	82
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$627	$-	$-	$627

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	79	(79)	-	-
Transfer in (out) to Stage 2	(118)	118	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	422	(38)	(13)	371
Loan originations	149	-	-	149
Derecognitions and maturities	(35)	(5)	-	(40)
Provision for (recovery of) credit losses	497	(17)	-	480
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,647	$120	$-	$1,767

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	5	-	-	5
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	5	-	-	5
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$59	$-	$-	$59

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	10	2	-	12
Loan originations	43	-	-	43
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	53	2	-	55
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$70	$3	$-	$73

Total balance at end of period	$2,403	$123	$-	$2,526
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	52	(52)	-	-
Transfer in (out) to Stage 2	(85)	85	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	177	(33)	-	144
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	144	-	-	144
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$419	$-	$-	$419

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	22	(22)	-	-
Transfer in (out) to Stage 2	(4)	4	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(97)	(11)	-	(108)
Loan originations	160	-	-	160
Derecognitions and maturities	(113)	(4)	-	(117)
Provision for (recovery of) credit losses	(32)	(33)	-	(65)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$948	$101	$-	$1,049

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(5)	-	-	(5)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(5)	-	-	(5)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	(2)	-	7
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	8	(2)	-	6
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$24	$1	$-	$25

Total balance at end of period	$1,431	$102	$-	$1,533

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$2,526	$1,857		$2,428		$3,334
Variance from reported ECL		(669)		(98)		808
Variance from reported ECL (%)		(26%	)	(4%	)	32%